Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash and cash equivalents	$ 12,542,539	$ 4,324,956
Accounts receivable, net	26,255,689	11,458,689
Prepayments and other assets, net	316,051	229,928
Total current assets	39,114,279	16,013,573
Non-Current Assets
Property and equipment, net	284,961	329,585
Operating lease right-of-use assets	79,614	133,103
Prepayments and other assets, net	1,486	4,457
Deferred initial public offering (“IPO”) costs		482,183
Total non-current assets	366,061	949,328
Total assets	39,480,340	16,962,901
Current liabilities
Accounts payable	23,297,982	10,092,160
Borrowings	4,215,217	1,510,249
Income tax payables	162,212	91,025
Operating lease liabilities, current	78,281	104,267
Accrued expenses and other liabilities	1,215,216	291,464
Total current liabilities	28,968,908	12,358,632
Non-Current liabilities
Operating lease liabilities, non-current	6,321	41,011
Accrued expenses and other liabilities, non-current		10,153
Deferred tax liabilities, net	2,345	8,243
Total non-current liabilities	8,666	59,407
Total liabilities	28,977,574	12,418,039
Commitments and contingencies
Shareholders’ equity
Additional paid-in capital	11,706,110	3,997,000
Accumulated other comprehensive (loss)/income	(648)	145
(Accumulated deficit)/Retained earnings	(1,205,943)	544,717
Total shareholders’ equity	10,502,766	4,544,862
Total liabilities and shareholders’ equity	39,480,340	16,962,901
Common Class A [Member]
Shareholders’ equity
Common stock, ordinary shares	982	735
Common Class B [Member]
Shareholders’ equity
Common stock, ordinary shares	2,265	2,265
Related Party [Member]
Current liabilities
Amounts due to related parties		$ 269,467